UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21575

Bryce Capital Funds

(Exact name of registrant as specified in charter)

2 Thornell Road, Pittsford, NY    14534

(Address of principal executive offices)  (Zip code)

Dennis E.. Lohouse, CFA ; 2 Thornell Road, Pittsford, NY 14534

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-381-2990

Date of fiscal year end:

6/30/07

Date of reporting period: 9/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Growth Fund
Investments September 30, 2007
Showing Percentage of Net Assets

COMMON STOCK - 99.2%
	Shares	Value
Industrials - 13.2%
Ametek	4,100	177,202
+Ceradyne Inc.	2,375	179,883
+Jacobs Engineering Group	2,600	196,508
L-3 Communications Holdings Inc.	1,650	168,531
		722,124
Consumer Discretionary - 17.2%
+Amazon.Com	1,475	137,396
+Crocs Inc.	3,500	235,375
+Deckers Outdoor Ltd.	1,650	181,170
Garmin Ltd.	1,550	185,070
+Priceline.com Inc.	2,300	204,125
		943,136
Consumer Staples - 12.3%
+Hansen Natural Corporation	3,300	187,044
+Green Mountain Coffee	4,900	162,631
CVS Caremark Corp	4,350	172,391
Pepsico Inc.	2,100	153,846
		675,912
Energy - 4%
+Grant Prideco Inc.	4,000	218,080
		218,080
Financials - 12.3%
+Affiliated Managers Group, Inc.	1,450	184,889
		184,889

Bryce Capital Growth Fund
Investments - continued

COMMON STOCK - continued
	Shares	Value
Health Care - 18.4%
+Gilead Sciences	4,300	175,741
+Cerner Corp.	3,025	180,925
+Celgene	2,150	153,317
+Thermo Electron Corp.	2,375	137,085
Stryker Corp.	2,600	178,776
+Laboratories Corp. of America Holdings	2,300	179,929
		1,005,773
Materials - 3.7%
Potash Corp.	1,900	200,921
		200,921

Information Technology - 22.9%
+Apple Computer Inc.	1,325	203,441
+Cisco Systems	5,450	180,450
+Flir Systems	3,100	171,709
+Nvidia	5,850	212,004
+Google Inc.	300	170,181
+Sandisk Corp.	2,800	154,280
Saytam Computer Services	5,725	148,220
+Vasco Data Security	6,300	222,453
		1,240,285

TOTAL COMMON STOCKS		5,413,572

MONEY MARKET FUNDS - 0.8%

Bank of New York Money Market Fund		64,719

TOTAL MONEY MARKET FUNDS		63,101

NET INVESTMENT ASSETS - 100.0%		5,476,673

+ non income producing security

Bryce Capital Value Fund
Investments June 30, 2007
Showing Percentage of Net Assets
COMMON STOCK - 99.6%
	Shares	Value
Industrials - 33.4%
3M Company	1,850	173,123
+ BE Aerospace	4,650	193,115
Barnes Group	5,275	168,378
Canadian Pacific	2,200	154,638
Caterpillar Inc.	2,000	156,860
Eaton Corp	1,575	155,988
Goodrich	2,400	163,752
Lincoln Electric Holdings	2,175	168,802
Manitowoc Co. Inc.	4,100	181,548
Northrup Grumman Corp.	1,900	148,200
Paccar Inc.	2,175	185,419
Parker - Hannifan Corp.	1,475	164,949
Precision Castparts Corp.	1,450	214,571
Quintana Maritime Ltd.	9,150	174,491
+The Middleby	2,150	138,761
United Technologies Corp.	2,150	173,032
Valmont Industries	1,950	164,458
		2,880,085

Consumer Discretionary - 2.1%
Guess Inc.	3,700	181,411
		181,411
Consumer Staples - 5.7%
Altria Group	2,375	165,134
Bunge	1,625	174,606
McDonalds Corp.	2,825	153,878
		493,618

Energy - 13.5%
+Cameron Int'l Corp.	2,050	189,195
+Core Laboratories	1,400	178,346
+Dawson Geophysical	2,225	172,460
Dresser-Rand Co Op	3,950	168,705
Helmerich & Payne Inc	4,575	150,197
Holly Corp	2,500	149,575
+Pride Int'l Inc.	4,250	155,338
		1,163,816
Bryce Capital Value Fund
Investments - continued

COMMON STOCK - continued
	Shares	Value

Financials - 3.8%
Aflac Inc.	2,800	159,712
+Nasdaq Stock Market	4,475	168,618
		328,330
Health Care - 9.9%
+AirMethods CP	3,650	168,630
+Henry Schein	2,825	171,873
+Invitrogen Corp.	1,900	155,287
Teva Pharmaceutical	3,550	157,869
+Wellcare Group	1,875	197,681
		851,340

Materials - 8.2%
+A K Steel Holding	3,775	165,911
Ball Corp.	2,950	158,563
Cleveland Cliffs Inc.	2,200	193,534
+The Mosaic Co.	3,575	191,334
		709,342

Information Technology - 15.3%
+Anixter International	4,000	169,023
+Arrow Electronics	4,225	179,647
+Avnet	4,000	159,440
+Corning Inc.	6,975	171,934
+Oracle Corp.	7,675	166,164
+Varian Semiconductor	3,125	167,250
Harris Corp	2,950	170,481
+Lam Research	2,550	135,813
		1,319,752

Bryce Capital Value Fund
Investments - continued

MONEY MARKET FUNDS - 0.4%
	Shares	Value

Utilities - 1.7%
+Allegheny Energy	2,800	146,328
		146,328

Telecommunication Services 4.2%
+America Movil	3,125	200,000
Mobile Telesystems	2,350	162,879
		362,879

TOTAL COMMON STOCKS		8,437,895

Bank of New York Money Market Fund		190,998

TOTAL MONEY MARKET FUNDS		190,998

NET INVESTMENT ASSETS - 100.0%		8,628,893

+ non income producing security

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date

11/13/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Edmond D. .Sheidlower

        Edmond D. Sheidlower, President

Date

11/31/07

By (Signature and Title)

*/s/ Dennis E. .Lohouse, CFA

       Dennis E. Lohouse, CFA, Chairman and Treasurer

Date

11/13/07